UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.  Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Semi-Annual Report	April 30, 2023

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2023

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Portfolio’s Form N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six-month period from November 1, 2022 to April 30, 2023, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2023, the Acadian Emerging Markets Portfolio Investor Share Class returned 24%1, versus 17% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets performed well during the period. Chinese stocks rallied, overcoming market volatility and worsening expectations of economic activity. The country witnessed a resurgence in COVID-19 cases after it opened its economy in December, however the reopening boosted stock gains. Turkish stocks rallied on strong corporate earnings and sharp reduction in interest rates despite high inflation. but then slumped after the earthquake and continued concerns about inflation. Similarly Indian stocks rallied on healthy domestic consumption and then plummeted due to fears of an impending global recession and the aggressive monetary policy of all major central banks. Although energy and food prices eased, many central banks kept raising rates as inflation remained well above their target rate. Geopolitical tensions persisted, with no end in sight to the Russia-Ukraine war and the U.S.-China tensions continuing after the ‘spy balloon’ controversy. Overall, markets remained resilient amid weak economic forecasts and the current banking turmoil.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions. Significant country overweight positions during the period included China, Saudi Arabia and Hungary. The portfolio was generally underweighted relative to the benchmark in India, Taiwan and Mexico. At the sector level, the portfolio was focused on energy, materials and communication services while consumer discretionary, consumer staples and health care were the greatest underweights.

Portfolio Performance

The portfolio outperformed the benchmark by 6%. Outperformance was driven by both stock selection and allocation decisions within and across countries and sectors. Most notably, the portfolio benefited from positioning in China where an overweight in communication services and energy were additive to relative performance. Additionally, the portfolio’s underweight to India proved beneficial over the period. Stock selection in Chinese financials,

1 NAV returns

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

China Pacific Insurance Group and Bank of China, and Indian Financials, ICICI Bank, also boosted relative performance.

The portfolio’s exposure to Value, Quality, Growth and Technical signals was rewarded over the period. Our Peer Model also yielded favorable results, while our Top-Down Model detracted slightly from portfolio returns.

The portfolio’s exposure to Value and Quality signals was rewarded over the period, while Technical and Growth signals were penalized. Our Top-Down Model also yielded favorable results, driven by strong contributions from our Country Model.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

Index Source: MSCI. Copyright MSCI 2023. All Rights Reserved. Without prior written permission of MSCI this information and any other MSCI intellectual property may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used to create financial instruments or products or any indices. This information is provided on an “as is” basis, and the user of this information assumes the entire risk of any use of this information. Neither MSCI nor any third party involved in or related to the computing or compiling of the data makes any express or implied warranties, representations or guarantees concerning the MSCI index-related data, and in no event shall MSCI or any third party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) relating to any use of this information.

The specific countries, sectors, and individual stocks discussed herein are non-exclusive and are provided as representative of the portfolio’s performance during the period. For a complete list of markets, sectors, and stocks in which the portfolio was invested during the period and the performance of each, please contact Acadian. Please note that Acadian’s system of portfolio attribution uses certain estimates and assumptions and the calculations provided herein are based upon Acadian’s internal records and not those maintained by the Custodian. Additional details about our method of calculation will be furnished upon request. Reference to the benchmark is for comparative purposes only and is not intended to indicate that the portfolio will or did contain the same investments as the benchmark. This review contains confidential information of Acadian Asset Management LLC. Market conditions are subject to change. Past performance is no guarantee of future returns.

The information provided has been prepared by Acadian from our internal records. It is not intended to replace the official records of your account that you receive directly from the custodian. You are encouraged to compare the information provided to you by Acadian to that provided by the custodian and to contact us with any questions.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Total expense ratio for the Portfolio in the most recent prospectus dated March 1, 2023, is 1.49%. Shareholders may pay a redemption fee of 2% when they redeem shares held for less than 90 days. For performance data current to the most recent month end, please call 1-866-AAM-6161. The fund’s benchmark was changed March 1, 2012 to the MSCI Emerging Markets Index. Prior to that, the benchmark had been the IFC Investable Index.

Past performance is no guarantee of future performance and may differ significantly from future performance due to market volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The fund is non-diversified.

To determine if this fund is an appropriate investment for you, carefully consider the fund’s objectives, risk factors, charges, and expenses before investing. This and other information can be found in the fund’s full and summary prospectuses, which can be obtained by calling 1- 866-AAM-6161. Please read the prospectus carefully before investing.

Past performance is no guarantee of future performance and may differ significantly from future performance due to market volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The fund is diversified.

To determine if this fund is an appropriate investment for you, carefully consider the fund’s objectives, risk factors, charges, and expenses before investing. This and other information can be found in the fund’s full and summary prospectuses, which can be obtained by calling 1-866-AAM-6161. Please read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

The Acadian Emerging Markets Portfolio is distributed by SEI Investments Distribution Co, which is not affiliated with Acadian Asset Management LLC.

Registered representatives associated with Funds Distributor, LLC (“FD”), member FINRA. FD is not affiliated with Acadian Asset Management LLC.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value

Brazil — 1.3%
BB Seguridade Participacoes	49,800	$339,568
JBS	1,788,476	6,382,548
Kepler Weber	33,600	48,839
Mahle Metal Leve	7,600	43,502
Nova Embrapar Participacoes * (A)	854	—
Seara Alimentos * (A)	911	—
SYN prop e tech	35,300	23,568
Vale	109,500	1,581,096

		8,419,121

China — 25.6%
37 Interactive Entertainment Network Technology Group, Cl A	1,190,400	5,285,572
Agricultural Bank of China, Cl H	12,388,000	4,789,609
Anhui Ronds Science & Technology, Cl A	9,886	189,202
Autohome ADR	81,635	2,420,478
Bank of China, Cl H	9,261,926	3,698,826
Bank of Communications, Cl H	859,236	554,981
Beijing Yanjing Brewery, Cl A	264,900	501,148
BYD Electronic International	67,000	203,193
Cheetah Mobile ADR *	3,235	7,085
Cheng De Lolo, Cl A	862,430	1,124,909
Chengdu Hongqi Chain, Cl A	729,500	657,659
Chengdu Kanghong Pharmaceutical Group, Cl A	94,800	253,454
China Citic Bank, Cl H	3,843,342	2,079,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
China Construction Bank, Cl H	25,779,715	$17,234,419
China Merchants Bank, Cl H	124,500	600,977
China Petroleum & Chemical, Cl H	2,350,000	1,540,227
China Railway Group, Cl H	409,461	314,810
China Shenhua Energy, Cl H	82,500	274,028
Chinese Universe Publishing and Media Group, Cl A	2,434,699	6,283,349
COSCO SHIPPING Holdings, Cl H	318,850	370,350
Daqin Railway, Cl A	83,700	93,108
Daqo New Energy ADR *	28,993	1,331,359
Dongfeng Motor Group, Cl H	278,000	133,009
Edan Instruments, Cl A	163,400	367,922
Fujian Apex Software, Cl A	34,600	266,683
G-bits Network Technology Xiamen, Cl A	86,289	6,529,700
Guangdong Hybribio Biotech, Cl A	90,600	191,873
Guangzhou Haoyang Electronic, Cl A	10,000	158,709
Haitian International Holdings	46,946	121,979
Harbin Power Equipment, Cl H	226,469	100,971
Hello Group ADR *	59,063	493,767
Hubei Jumpcan Pharmaceutical, Cl A	364,200	1,660,653
Industrial & Commercial Bank of China, Cl H	5,749,000	3,092,986
iQIYI ADR *	68,471	417,673
Jointown Pharmaceutical Group, Cl A	244,400	585,045
JOYY ADR	18,819	572,662
KE Holdings ADR *	104,392	1,637,910
Kingnet Network, Cl A *	2,993,300	7,220,989
Kunlun Energy	5,734,000	5,315,463
Lonking Holdings	477,354	84,637
Mega-info Media, Cl A	27,400	146,092
Metallurgical Corp of China, Cl H	3,991,520	1,217,897
MINISO Group Holding ADR *	38,049	701,624
New China Life Insurance, Cl H	641,200	1,836,107
Opple Lighting, Cl A	254,200	765,420
PDD Holdings ADR *	35,496	2,419,052
Perfect World, Cl A	233,300	740,238
PetroChina, Cl H	17,680,000	12,281,143
PICC Property & Casualty, Cl H	916,000	1,107,864
Ping An Insurance Group of China, Cl H	635,500	4,636,303
Qingdao Topscomm Communication, Cl A	93,700	126,285
Qudian ADR *	249,049	313,802
Rongan Property, Cl A	995,400	404,158
Sansteel Minguang Fujian, Cl A	254,950	173,495
Shandong WIT Dyne Health, Cl A	293,970	1,556,673
Shanghai Pudong Construction, Cl A	1,658,580	1,714,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Shanghai Rural Commercial Bank, Cl A	327,700	$279,797
Shenzhen Laibao Hi-tech, Cl A	330,300	390,847
Shui On Land	1,061,000	128,653
Sichuan Teway Food Group, Cl A	461,878	1,145,680
Sinopharm Group, Cl H	130,000	460,496
Sinotrans, Cl H	795,000	275,084
Sinotruk Hong Kong	2,792,148	4,267,077
Sunflower Pharmaceutical Group, Cl A	125,500	477,598
Suzhou Gold Mantis Construction Decoration, Cl A	1,842,546	1,437,800
TAL Education Group ADR *	44,804	262,551
TCL Electronics Holdings	949,000	444,262
Tencent Holdings	636,500	28,270,858
Tencent Music Entertainment Group ADR *	185,108	1,371,650
Tian Di Science & Technology, Cl A	1,983,000	1,565,830
Tianneng Power International	553,288	642,473
TravelSky Technology, Cl H	93,000	185,640
Trip.com Group ADR *	53,745	1,908,485
Tsingtao Brewery, Cl H	60,513	647,830
Vatti, Cl A	467,000	478,940
Vipshop Holdings ADR *	289,549	4,545,919
Wangsu Science & Technology, Cl A	1,693,600	2,203,446
Waterdrop ADR *	17,237	50,332
Weibo ADR *	37,785	661,615
Weichai Power, Cl H	224,000	331,104
Weiqiao Textile, Cl H *	643,235	123,974
Willfar Information Technology, Cl A	79,892	344,212
Winner Medical, Cl A	27,276	239,374
Wuxi Xinje Electric, Cl A	75,000	399,895
Xinyu Iron & Steel, Cl A	683,800	392,563
Xinyuan Real Estate ADR *	822	2,815
Yum China Holdings	394	24,105
Zhejiang Qianjiang Motorcycle, Cl A	13,400	41,483
Zhejiang Semir Garment, Cl A	4,067,197	3,948,371

		166,852,010

Colombia — 0.0%
Cementos Argos	77,006	50,649

Czech Republic — 0.0%
Philip Morris CR	11	9,097

Egypt — 0.0%
Ezz Steel SAE	46,233	62,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Greece — 0.2%
Aegean Airlines *	9,661	$82,962
Cairo Mezz *	11,041	1,582
Fourlis Holdings	25,163	111,047
JUMBO *	11,067	254,979
Motor Oil Hellas Corinth Refineries	15,296	364,559
National Bank of Greece *	144,184	754,541

		1,569,670

Hong Kong — 10.3%
AAC Technologies Holdings	72,000	152,221
Alibaba Group Holding *	1,479,368	15,642,285
Asia Cement China Holdings	1,079,140	473,498
Baidu, Cl A *	262,250	3,947,364
Cabbeen Fashion	107,928	12,919
China BlueChemical	1,046,000	276,490
China Coal Energy, Cl H	7,405,645	6,363,010
China Foods	421,556	154,846
China Hanking Holdings	48,000	4,835
China Harmony Auto Holding *	895,780	100,918
China High Speed Transmission Equipment Group *	657,314	240,238
China International Marine Containers Group, Cl H	246,646	159,391
China Kepei Education Group	115,133	37,847
China Lesso Group Holdings	106,000	91,639
China Minsheng Banking, Cl H	771,500	283,407
China National Building Material, Cl H	459,215	344,554
China Oriental Group	926,000	149,044
China Pacific Insurance Group, Cl H	2,567,431	7,669,001
China Reinsurance Group, Cl H	421,462	32,289
China Resources Beer Holdings	162,000	1,251,415
China Risun Group	225,000	105,323
China Taiping Insurance Holdings	633,800	728,016
Chinasoft International	274,000	182,660
Chongqing Machinery & Electric, Cl H	466,000	38,107
CITIC	4,424,000	5,553,407
CITIC Resources Holdings	690,000	41,438
Consun Pharmaceutical Group	118,000	76,713
COSCO SHIPPING Ports	40,000	26,320
CPMC Holdings	208,609	119,147
Dawnrays Pharmaceutical Holdings	79,485	13,569
Digital China Holdings	91,000	37,803
Dongyue Group	145,000	147,554
Edvantage Group Holdings	180,310	62,705
FriendTimes *	651,961	82,225
Fufeng Group	588,742	356,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
Goodbaby International Holdings *	616,280	$43,321
Grand Baoxin Auto Group *	379,968	17,458
Inkeverse Group *	748,000	104,239
JD.com, Cl A	132,055	2,356,897
Jiangxi Copper, Cl H	195,000	346,894
JNBY Design	471,314	518,784
Joy City Property	780,000	32,346
Kingboard Holdings	85,000	260,332
Kingsoft	96,600	424,627
Launch Tech, Cl H *	56,542	15,688
Lee & Man Paper Manufacturing	121,000	51,433
Lenovo Group	6,244,000	6,388,088
Maoye International Holdings	286,000	8,744
Meituan, Cl B * (B)	80,650	1,378,345
MINISO Group Holding	7,200	32,678
NetDragon Websoft Holdings	247,000	483,674
NetEase	196,500	3,498,172
New Oriental Education & Technology Group *	207,900	944,181
Nine Dragons Paper Holdings *	177,519	123,161
Orient Overseas International	22,000	446,978
Pou Sheng International Holdings *	1,878,142	155,833
Renrui Human Resources Technology Holdings *	1,804	880
Sany Heavy Equipment International Holdings	35,000	46,424
Sinopec Engineering Group, Cl H	1,555,500	806,623
Skyworth Group	6,105,486	3,043,857
Tencent Music Entertainment Group *	9,300	34,008
Uni-President China Holdings	258,000	257,605
Wasion Holdings	188,000	83,878
XD *	11,984	37,987
Yihai International Holding	44,000	116,780
Zoomlion Heavy Industry Science and Technology	100	55
ZTE, Cl H	74,200	238,982

		67,257,995

Hungary — 1.9%
MOL Hungarian Oil & Gas	344,269	2,791,767
OTP Bank Nyrt	302,847	9,228,632
Richter Gedeon Nyrt	2,066	49,899

		12,070,298

India — 11.2%
Action Construction Equipment	23,097	118,399
Allcargo Logistics	17,795	59,546
Allcargo Logistics *	17,795	9,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Ambika Cotton Mills	3,408	$63,868
Andhra Paper	5,846	32,546
Andhra Sugars	40,305	57,455
Apar Industries	34,366	1,185,161
Arvind *	135,918	180,175
AurionPro Solutions	13,962	62,250
AVT Natural Products	41,515	43,742
Bajaj Consumer Care	13,858	26,848
Bank of Baroda	848,019	1,955,939
Bharat Dynamics	13,859	170,951
BLS International Services	73,872	162,607
Canara Bank	172,989	675,017
Castrol India	127,544	187,154
CESC	343,429	288,354
CG Power & Industrial Solutions	114,637	434,163
Chennai Petroleum	61,914	230,600
Cigniti Technologies	12,994	137,549
Coal India	2,315,631	6,618,669
Computer Age Management Services	4,215	106,547
Coromandel International	12,977	149,825
Cummins India	11,304	218,296
Cyient	63,035	911,567
Datamatics Global Services	22,513	95,689
DCM Shriram Industries	36,391	31,226
Dhampur Sugar Mills	21,205	63,479
Dhunseri Ventures	11,142	31,266
EID Parry India	20,736	127,731
Elecon Engineering	96,672	514,892
Elgi Equipments	8,162	46,545
Emami	68,908	316,371
ESAB India	690	29,338
FIEM Industries	1,297	28,246
Finolex Cables	19,953	218,885
Foseco India	724	21,255
GAIL India	667,989	878,033
GHCL	47,629	282,985
GHCL Textiles *	47,629	19,352
Gillette India	317	17,113
GNA Axles	3,440	34,862
Godawari Power and Ispat	70,623	309,241
Godfrey Phillips India	5,127	111,192
Great Eastern Shipping	30,644	254,608
Gujarat Ambuja Exports	98,133	350,416

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Gujarat Narmada Valley Fertilizers & Chemicals	113,300	$817,164
Gujarat Pipavav Port	28,643	40,025
Gujarat State Fertilizers & Chemicals	30,351	59,163
HCL Technologies	1,113,747	14,561,179
HIL	708	23,422
Hindustan Aeronautics	126,318	4,523,603
Infosys	42,477	655,385
ITC	1,605,226	8,370,871
ITD Cementation India	38,041	57,787
J Kumar Infraprojects	56,858	190,364
Jagran Prakashan	140,311	126,062
Jindal Saw	150,278	301,451
Kalyani Steels	2,284	9,289
Karnataka Bank	729,817	1,205,735
Kewal Kiran Clothing	27,438	155,756
Kirloskar Brothers	30,179	157,440
Kirloskar Industries	1,818	57,147
KPIT Technologies	454,134	5,118,007
KSB	22,399	618,144
Lakshmi Machine Works	391	51,150
LG Balakrishnan & Bros	27,378	291,606
Mahanagar Gas	22,868	282,506
Maharashtra Seamless	59,388	315,280
Mazagon Dock Shipbuilders	18,638	172,516
MOIL	34,378	65,999
Mrs Bectors Food Specialities	16,896	128,116
National Aluminium	1,938,951	1,975,068
Nava	279,542	805,187
NCC	354,181	520,890
NIIT *	72,667	322,124
NMDC	15,794	21,029
NRB Bearings	89,057	163,857
Nucleus Software Exports	6,979	51,738
Oil India	202,404	632,743
Oracle Financial Services Software	21,547	940,947
Orient Cement	162,820	254,621
Pennar Industries *	81,342	72,139
Polycab India	5,810	228,380
Power Finance	111,324	231,844
Prakash Industries *	56,281	37,578
PTC India	321,599	374,272
Raymond	8,721	170,421
Redington	1,461,109	3,020,818

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Repco Home Finance	25,178	$58,799
Savita Oil Technologies	3,290	11,353
Schaeffler India	2,551	86,769
Seshasayee Paper & Boards	25,001	86,126
Shyam Metalics & Energy	7,029	25,372
Siyaram Silk Mills	37,411	224,851
SMC Global Securities	1,350	1,247
Sonata Software	32,021	335,602
South Indian Bank *	278,051	56,163
SP Apparels *	13,232	60,270
Star Cement *	21,237	30,307
Steel Authority of India	2,561,665	2,603,132
Styrenix Performance Materials	4,846	46,998
Sutlej Textiles and Industries	35,560	22,420
Tamil Nadu Newsprint & Papers	47,442	139,955
Tamilnadu Petroproducts	92,741	96,178
Technocraft Industries India *	4,120	77,152
TGV SRAAC *	5,826	8,050
Time Technoplast	122,412	126,588
Transindia Realty and Logistics *	17,795	9,332
Transport Corp of India	16,142	125,357
Triveni Turbine	170,857	765,977
Uniparts India	4,018	26,812
Vardhman Textiles	30,623	119,340
Varun Beverages	1,418	25,132
Visaka Industries	20,755	102,812
West Coast Paper Mills	42,557	287,684
WNS Holdings ADR *	18,350	1,654,619

		73,262,505

Indonesia — 2.7%
ABM Investama	68,965	15,709
Adaro Energy Indonesia	30,027,555	6,427,820
Adaro Minerals Indonesia *	5,066,800	380,820
Astra International	1,574,200	726,129
Bank CIMB Niaga	896,267	75,853
Bank Mandiri Persero	9,328,800	3,297,732
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	34,475
Bukit Asam	6,058,175	1,713,400
Dharma Satya Nusantara	2,308,000	97,619
Erajaya Swasembada	109,417	3,711
Gajah Tunggal *	1,469,077	70,099
Hanjaya Mandala Sampoerna	4,121,600	285,500
Indah Kiat Pulp & Paper	174,268	92,601

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Indika Energy	279,534	$49,723
Indo Tambangraya Megah	234,549	533,601
Indofood Sukses Makmur	1,388,300	611,091
Map Aktif Adiperkasa *	235,600	73,876
Matahari Department Store	1,955,040	540,195
Mitra Adiperkasa *	3,707,000	346,621
Panin Financial	3,262,500	63,701
Perusahaan Gas Negara	8,173,706	799,580
Perusahaan Perkebunan London Sumatra Indonesia	1,484,600	102,800
Temas	293,800	57,679
Triputra Agro Persada	4,887,415	213,374
United Tractors	368,300	727,052

		17,340,761

Luxembourg — 1.0%
Ternium ADR	149,307	6,472,458

Malaysia — 0.1%
Carlsberg Brewery Malaysia	5,200	24,665
Coastal Contracts *	49,500	25,492
Fraser & Neave Holdings	8,000	47,638
Gas Malaysia	66,600	49,794
Heineken Malaysia	15,900	100,356
Hong Leong Financial Group	7,900	32,116
Jaya Tiasa Holdings	233,300	35,959
Kim Loong Resources	64,400	26,585
KSL Holdings *	267,883	49,946
Magni-Tech Industries	14,400	5,754
Padini Holdings	165,400	150,385
Shin Yang Shipping	271,200	36,657
TSH Resources	125,200	28,974
YTL Power International	426,500	105,452

		719,773

Mexico — 0.4%
Alfa, Cl A	391,446	249,940
Cemex ADR *	302,966	1,817,796
Grupo Aeroportuario del Sureste ADR	2,399	686,882

		2,754,618

Philippines — 0.0%
Semirara Mining & Power, Cl A	518,700	253,402
SSI Group	178,472	7,334

		260,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — 1.4%
Asseco Poland	529	$10,733
Bank Handlowy w Warszawie	2,195	47,414
Budimex	19	1,674
Grenevia *	191,253	152,507
Grupa Azoty *	24,636	190,458
Jastrzebska Spolka Weglowa *	157,772	1,632,870
LiveChat Software	5,491	183,404
PGE Polska Grupa Energetyczna *	772,729	1,280,062
Powszechny Zaklad Ubezpieczen	621,531	5,726,097
STS Holding *	6,445	31,458
Unimot	337	9,845

		9,266,522

Qatar — 0.0%
Industries Qatar QSC	50,198	176,879

Russia — 0.0%
Globaltrans Investment GDR * (A)	114,181	—
HeadHunter Group ADR * (A)	3,279	—
Novolipetsk Steel PJSC GDR * (A)	189,918	—
Sberbank of Russia PJSC ADR * (A)	447,493	—
Tatneft PJSC ADR * (A)	153,163	—

		—

Saudi Arabia — 6.8%
Abdullah Al Othaim Markets	7,085	271,631
Alamar Foods	12,939	476,066
Americana Restaurants International	3,065,605	3,289,927
Arab National Bank	47,027	344,832
Arabian Centres	63,580	368,885
Arabian Internet & Communications Services	17,230	1,289,760
Astra Industrial Group	20,464	368,449
Banque Saudi Fransi	21,371	221,749
Bawan	17,813	138,592
Dar Al Arkan Real Estate Development *	129,392	558,552
Derayah REIT ‡	23,450	61,483
Electrical Industries *	4,878	50,495
Elm	46,867	5,558,043
Gulf Insurance Group *	11,142	81,872
Hail Cement	3,036	9,929
Leejam Sports JSC	13,514	430,816
Middle East Healthcare *	20,382	212,006
National for Learning & Education	1,823	54,196
National Medical Care	23,024	584,113
SABIC Agri-Nutrients	13,525	486,293

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Sahara International Petrochemical	378,860	$3,950,351
Saudi Basic Industries	564,928	13,977,830
Saudi Chemical Holding	12,811	103,174
Saudi Electricity	1,118,110	7,248,557
Saudi Telecom	218,131	2,625,420
Savola Group	23,225	197,830
Seera Group Holding *	140,550	933,559
Yamama Cement	12,544	110,262

		44,004,672

Singapore — 0.0%
Riverstone Holdings	512,200	232,989

South Africa — 1.9%
African Rainbow Minerals	79,601	999,978
DRDGOLD ADR	4,160	44,512
Exxaro Resources	77,726	816,693
Hudaco Industries	688	5,792
Investec	266,871	1,467,663
Kumba Iron Ore	258,333	6,281,806
Lewis Group	20,296	42,162
Murray & Roberts Holdings *	77,321	5,580
Omnia Holdings	10,425	32,804
Sappi	295,045	670,495
Sasol	47,209	614,760
Standard Bank Group	106,234	996,022
Sun International	27,567	61,787
Tiger Brands	6,151	66,643
Woolworths Holdings	52,061	185,367
Zeda *	32,760	21,766

		12,313,830

South Korea — 10.9%
Ace Bed	567	13,626
BNK Financial Group	95,862	476,905
Cheil Worldwide	37,434	518,017
CJ	33,239	2,275,898
Creas F&C	84	1,139
Daewon San Up	2,029	9,694
Daishin Securities	13,063	131,448
DB HiTek	61,751	2,811,525
DGB Financial Group	44,754	229,503
DL Construction	2,111	21,517
DMS	9,421	44,430
Dongwon F&B	3,100	70,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
DoubleUGames	2,173	$73,741
DRB Holding	528	1,741
DY POWER	2,434	21,439
Echo Marketing	14,098	117,546
Genoray	1,772	10,405
Global Standard Technology	3,878	74,146
GS Holdings	8,603	255,608
Hana Financial Group	299,579	9,413,867
Handsome	2,901	54,217
Hanjin Heavy Industries & Construction Holdings	10,403	30,455
Hansol Paper	5,426	46,138
Hansol Technics	5,867	25,745
Hanwha	177,601	3,606,885
Hanwha Life Insurance *	137,009	254,571
Hanyang Securities	3,600	23,656
Hyundai Engineering & Construction	37,061	1,140,281
Hyundai Glovis	629	77,160
Hyundai Motor	7,685	1,138,374
iMarketKorea	6,925	51,220
Infinitt Healthcare *	4,997	18,914
JB Financial Group	45,575	285,164
JVM	2,286	34,724
KB Financial Group	183,109	6,796,314
KC Tech	2,465	34,705
KCC	1,487	247,866
Kolon	7,102	108,096
Korea Business News	15,443	62,746
Korea Cast Iron Pipe Industries	9,586	50,838
KT	342,286	7,681,833
LG Electronics	106,239	8,724,125
LG Uplus	443,837	3,660,931
Lotte Data Communication	2,414	50,875
LOTTE Himart	3,334	28,265
LX Hausys	9,289	285,784
LX INTERNATIONAL CORP	25,281	554,370
Multicampus	1,070	29,238
NHN *	44,930	914,674
PHA	2,685	17,233
Piolink	2,947	30,842
PSK Holdings	3,991	27,124
Rayence	15,821	139,469
Sajodaerim	7,208	144,689
Samsung Electronics	252,633	12,430,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Samyang Optics	4,251	$34,233
Sangsangin *	9,446	34,846
Saramin	4,391	74,955
SAVEZONE I&C CORP	11,048	22,618
Sejong Industrial	8,177	41,329
Seoul Semiconductor	7,050	56,314
Seoyon	8,880	54,036
SGC e Tec E&C	939	16,591
Shinsegae Engineering & Construction	1,067	14,092
TK	5,267	70,173
Value Added Technology	17,476	504,714
WiSoL	13,595	66,011
Woongjin Thinkbig	18,433	42,784
Woori Financial Group	483,545	4,252,901
YES24	471	1,770
Youngone	20,652	683,508

		71,352,088

Taiwan — 15.1%
Acer	894,000	881,855
Acer Cyber Security	12,000	77,858
Adda *	30,000	32,665
Advanced International Multitech	53,000	156,326
Alpha Networks	215,000	248,531
Ampire	62,000	77,540
Apacer Technology	18,000	30,214
Asustek Computer	253,000	2,331,892
Axiomtek	112,000	274,689
Basso Industry	20,000	27,374
Channel Well Technology	43,000	76,223
Chicony Electronics	160,000	505,533
China Ecotek	37,000	64,231
Chipbond Technology	265,000	569,030
ChipMOS Technologies	479,000	578,647
ChipMOS Technologies ADR	2,816	67,415
Chunghwa Precision Test Tech	7,000	110,235
Compal Electronics	2,095,000	1,634,935
Compucase Enterprise	23,000	37,937
CyberPower Systems	44,000	176,610
D-Link	375,000	216,117
Elitegroup Computer Systems	160,000	129,462
eMemory Technology	22,000	1,315,419
Emerging Display Technologies	249,000	242,162
Ennoconn	59,000	482,763

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Evergreen Marine Taiwan	1,235,200	$6,523,734
First Insurance	95,000	48,553
Fitipower Integrated Technology	173,000	895,316
Gemtek Technology *	169,000	170,934
General Plastic Industrial	30,000	32,867
Getac Holdings	294,000	563,914
Gigabyte Technology	455,000	1,948,344
Global Brands Manufacture	139,000	153,398
Global Mixed Mode Technology	79,000	467,517
Goldtek Technology	6,615	14,485
Gourmet Master	91,000	461,669
Grand Process Technology	5,000	54,530
Hannstar Board	181,000	224,267
Himax Technologies ADR	58,440	388,042
Hon Hai Precision Industry	2,259,648	7,699,863
Ichia Technologies	273,000	252,494
Innodisk	9,000	87,706
International Games System	181,000	3,161,064
Inventec	929,000	1,002,060
ITE Technology	73,000	210,914
Kindom Development	20,000	19,357
King Yuan Electronics	555,000	851,786
L&K Engineering	84,000	124,265
La Kaffa International	131,000	719,366
Lite-On Technology	315,061	754,735
Macroblock	200,000	737,716
MediaTek	100,000	2,174,385
Mercuries Life Insurance *	4,130	708
Micro-Star International	244,000	1,159,734
Mitac Holdings	111,000	102,736
MPI	39,000	163,595
Nexcom International	139,000	177,027
Novatek Microelectronics	452,000	6,179,345
Phison Electronics	20,000	253,868
Pou Chen	1,860,000	1,926,763
Qisda	573,000	646,545
Quanta Storage	187,000	328,291
Raydium Semiconductor	127,000	1,582,050
Realtek Semiconductor	834,000	9,780,295
Senao International	61,000	69,337
Senao Networks	90,000	838,827
Simplo Technology	63,000	632,430
Sitronix Technology	43,000	320,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Solteam	34,000	$51,949
Star Comgistic Capital	185,723	155,206
Sunonwealth Electric Machine Industry	46,000	78,911
Sunrex Technology	40,000	58,059
Taiwan PCB Techvest	42,000	56,062
Taiwan Semiconductor Manufacturing	1,663,000	27,232,612
Taiwan Union Technology	170,000	368,243
TTFB	4,000	30,234
Ubright Optronics	7,000	7,964
Union Insurance *	22,328	11,530
United Orthopedic	36,000	73,723
Unizyx Holding	220,000	296,295
Ventec International Group *	18,000	48,429
Wistron	2,474,000	3,749,892
Wowprime	164,000	1,696,445
X-Legend Entertainment	17,000	24,953
Yuan High-Tech Development	8,000	21,897
Zhen Ding Technology Holding	146,000	531,877

		98,744,980

Thailand — 2.8%
After You NVDR	148,100	46,052
AP Thailand NVDR	668,900	247,272
Asia Green Energy NVDR	293,150	23,411
Bangchak NVDR	555,400	494,053
Bangkok Bank NVDR	2,365,900	10,910,106
Bangkok Chain Hospital NVDR	440,100	280,289
Banpu NVDR	2,037,300	544,787
BTS Rail Mass Transit Growth Infrastructure Fund	267,600	26,971
Bumrungrad Hospital NVDR	21,900	152,940
Index Livingmall NVDR	529,700	322,035
Indorama Ventures NVDR	1,449,200	1,447,670
Krung Thai Bank NVDR	1,265,200	668,870
Lanna Resources NVDR	271,500	115,504
Minor International NVDR	538,700	498,959
MK Restaurants Group NVDR	186,100	268,876
Polyplex Thailand NVDR	9,500	4,543
Pruksa Holding NVDR	72,200	26,260
PTT Exploration & Production NVDR	42,800	186,225
Regional Container Lines NVDR	414,800	295,053
Sabina NVDR	81,600	67,108
Silicon Craft Technology NVDR	189,600	49,493
SISB NVDR	234,100	223,598
Srinanaporn Marketing NVDR, Cl P	109,500	75,603

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
Star Petroleum Refining NVDR	683,600	$195,141
Successmore Being NVDR	3,000	454
Supalai NVDR	944,500	587,026
Thai Oil NVDR	180,200	246,669
Tipco Asphalt NVDR	300,200	176,870

		18,181,838

Turkey — 0.6%
Agesa Hayat ve Emeklilik	235,724	357,699
Bogazici Beton Sanayi Ve Ticaret	131,249	122,062
CarrefourSA Carrefour Sabanci Ticaret Merkezi *	23,483	65,071
Dogus Otomotiv Servis ve Ticaret	98,115	617,636
EGE Profil Ticaret ve Sanayi	2,471	6,334
Logo Yazilim Sanayi Ve Ticaret	32,797	100,422
Migros Ticaret	61,577	552,481
Sok Marketler Ticaret *	153,603	262,602
Turkcell Iletisim Hizmet	773,187	1,317,156
Turkiye Petrol Rafinerileri	94,668	323,280

		3,724,743

United Arab Emirates — 0.8%
Emaar Properties PJSC	2,245,334	3,640,272
Emirates NBD Bank PJSC	195,951	753,684
Multiply Group PJSC *	78,755	72,255
Salik PJSC	393,901	321,274
Sharjah Islamic Bank	117,456	61,836

		4,849,321

United Kingdom — 0.2%
Thungela Resources	134,787	1,250,636

United States — 0.1%
Danaos	5,237	303,379

TOTAL COMMON STOCK (Cost $584,903,605)		621,503,830

PREFERRED STOCK(C) — 3.9%

Brazil — 3.8%
Cia de Ferro Ligas da Bahia FERBASA	91,158	947,438
Cia Energetica de Minas Gerais	732,979	1,809,008
Gerdau	1,642,780	8,276,806
Marcopolo	145,500	104,433

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

PREFERRED STOCK(C) — continued
	Shares	Value

Brazil — (continued)
Metalurgica Gerdau, Cl A	1,250,100	$2,909,832
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	2,293,994	10,877,132
Unipar Carbocloro	18,700	245,344

		25,169,993

South Korea — 0.1%
CJ	9,029	508,649

TOTAL PREFERRED STOCK (Cost $20,406,220)		25,678,642

MUTUAL FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets ETF	69,337	2,713,157

TOTAL MUTUAL FUND (Cost $2,722,172)		2,713,157

RIGHT — 0.0%

	Number of Rights

Taiwan — 0.0%
Acer Inc., Expires 06/19/23	178	—

TOTAL RIGHT (Cost $—)		—

SHORT-TERM INVESTMENT — 0.1%
	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 4.870% (Cost $603,710)	603,710	603,710

TOTAL INVESTMENTS— 99.7% (Cost $608,635,707)		$650,499,339

Percentages are based on Net Assets of $652,004,898.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2023 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$8,419,121	$—	$	—^	$8,419,121
China	19,656,898	147,195,112		—	166,852,010
Colombia	50,649	—		—	50,649
Czech Republic	9,097	—		—	9,097
Egypt	—	62,262		—	62,262
Greece	1,582	1,568,088		—	1,569,670
Hong Kong	105,419	67,152,576		—	67,257,995
Hungary	—	12,070,298		—	12,070,298
India	1,692,634	71,569,871		—	73,262,505
Indonesia	201,654	17,139,107		—	17,340,761
Luxembourg	6,472,458	—		—	6,472,458
Malaysia	—	719,773		—	719,773
Mexico	2,754,618	—		—	2,754,618
Philippines	—	260,736		—	260,736
Poland	—	9,266,522		—	9,266,522
Qatar	—	176,879		—	176,879
Russia	—	—		—^	—^
Saudi Arabia	476,066	43,528,606		—	44,004,672
Singapore	—	232,989		—	232,989
South Africa	2,397,438	9,916,392		—	12,313,830
South Korea	—	71,352,088		—	71,352,088
Taiwan	455,457	98,289,523		—	98,744,980
Thailand	—	18,181,838		—	18,181,838
Turkey	193,467	3,531,276		—	3,724,743
United Arab Emirates	—	4,849,321		—	4,849,321
United Kingdom	—	1,250,636		—	1,250,636
United States	303,379	—		—	303,379

Total Common Stock	43,189,937	578,313,893		—^	621,503,830

Preferred Stock
Brazil	25,169,993	—		—^	25,169,993
South Korea	508,649	—		—	508,649

Total Preferred Stock	25,678,642	—		—^	25,678,642

Short-Term Investment	603,710	—		—	603,710
Mutual Fund	2,713,157	—		—	2,713,157
Right	—	—		—	—

Total Investments in Securities	$72,185,446	$578,313,893	$	—^	$650,499,339

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Value (Cost $608,635,707)	$650,499,339
Foreign Currency, at Value (Cost $1,017,679)	1,018,103
Dividends and Interest Receivable	3,130,571
Receivable for Investment Securities Sold	439,026
Receivable for Capital Shares Sold	250,506
Reclaim Receivable	127,763
Prepaid Expenses	35,199

Total Assets	655,500,507

Liabilities
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,802,271
Payable to Adviser	480,690
Payable for Capital Shares Redeemed	345,852
Payable for Investment Securities Purchased	261,448
Payable to Custodian	254,983
Shareholder Servicing Fees Payable - Investor Class	75,815
Shareholder Servicing Fees Payable - Y Class	187
Payable to Administrator	55,057
Payable to Trustees	7,323
Chief Compliance Officer Fees Payable	2,617
Accrued Expenses	209,366

Total Liabilities	3,495,609

Net Assets	$652,004,898

Net Assets Consist of:
Paid-in Capital	$626,700,931
Total Distributable Earnings	25,303,967

Net Assets	$652,004,898

Investor Class Shares:
Net Assets	$327,849,550
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,397,135

Net Asset Value, Redemption and Offering Price Per Share *	$18.85

I Class Shares:
Net Assets	$321,005,693
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,053,994

Net Asset Value, Redemption and Offering Price Per Share *	$18.82

Y Class Shares:
Net Assets	$3,149,655
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	167,676

Net Asset Value, Redemption and Offering Price Per Share *	$18.78

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$15,487,868
Less: Foreign Taxes Withheld	(1,494,757)

Total Investment Income	13,993,111

Expenses:
Investment Advisory Fees	2,869,660
Shareholder Servicing Fees - Investor Class	360,811
Shareholder Servicing Fees - Y Class	1,195
Administration Fees	329,467
Trustees’ Fees	14,788
Chief Compliance Officer Fees	3,807
Custodian Fees	445,586
Printing Fees	114,120
Transfer Agent Fees	77,735
Interest Expense	34,876
Filing and Registration Fees	33,962
Legal Fees	24,836
Audit Fees	11,901
Other Expenses	56,624

Total Expenses	4,379,368

Less:
Fees Paid Indirectly (Note 4)	(12,449)

Net Expenses	4,366,919

Net Investment Income	9,626,192

Net Realized Loss on:
Investments	(15,332,698)
Foreign Capital Gains Tax	(35,504)
Foreign Currency Transactions	(265,585)

Net Realized Loss	(15,633,787)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	139,473,161
Foreign Capital Gains Tax on Depreciated Securities	(566,185)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	54,810

Net Change in Unrealized Appreciation	138,961,786

Net Realized and Unrealized Gain	123,327,999

Net Increase in Net Assets Resulting from Operations	$132,954,191

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$9,626,192	$40,563,803
Net Realized Gain (Loss)	(15,633,787)	1,758,572
Net Change in Unrealized Appreciation (Depreciation)	138,961,786	(325,249,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	132,954,191	(282,927,176)

Distributions:
Investor Class Shares	(22,785,848)	(17,800,931)
I Class Shares	(21,338,558)	(13,456,457)
Y Class Shares	(440,711)	(216,931)

Total Distributions	(44,565,117)	(31,474,319)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	8,519,707	82,547,939
Reinvestment of Distributions	22,252,987	17,518,818
Redemption Fees — (See Note 2)	3,094	534
Redeemed	(72,934,607)	(172,389,796)

Decrease in Net Assets derived from Investor Class Transactions	(42,158,819)	(72,322,505)

I Class Shares:
Issued	47,901,346	117,160,815
Reinvestment of Distributions	18,279,007	11,719,825
Redemption Fees — (See Note 2)	1,828	14,793
Redeemed	(43,448,740)	(141,322,663)

Increase (Decrease) in Net Assets derived from I Class Transactions	22,733,441	(12,427,230)

Y Class Shares:
Issued	24,199	2,414,547
Reinvestment of Distributions	407,053	181,073
Redeemed	(3,952,097)	(1,289,528)

Increase (Decrease) in Net Assets derived from Y Class Transactions	(3,520,845)	1,306,092

Net Decrease in Net Assets from Capital Share Transactions	(22,946,223)	(83,443,643)

Total Increase (Decrease) in Net Assets	65,442,851	(397,845,138)

Net Assets:
Beginning of Period	586,562,047	984,407,185

End of Period	$652,004,898	$586,562,047

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

	Years Ended October 31,

	Six Months
	Ended April
	30, 2023
Investor Class Shares	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$16.37		$23.93	$19.65	$19.41	$18.35	$21.83

Income from Operations:
Net Investment Income*	0.27		0.96	0.47	0.29	0.39	0.36
Net Realized and Unrealized Gain (Loss)	3.47		(7.78)	4.10	0.32	1.00	(3.55)

Total from Operations	3.74		(6.82)	4.57	0.61	1.39	(3.19)

Redemption Fees*	0.00	^	0.00 ^	—	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(1.07)		(0.70)	(0.29)	(0.37)	(0.33)	(0.29)
Net Realized Gains	(0.19)		(0.04)	—	—	—	—

Total Dividends and Distributions	(1.26)		(0.74)	(0.29)	(0.37)	(0.33)	(0.29)

Net Asset Value, End of Year/ Period	$18.85		$16.37	$23.93	$19.65	$19.41	$18.35

Total Return †	23.51%	***	(29.43)%	23.35%	3.04%	7.72%	(14.85)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$ 327,849		$ 322,684	$ 580,640	$ 674,360	$ 625,488	$ 789,483
Ratio of Expenses to Average Net Assets(1)	1.48%	**	1.49%	1.43%	1.40%	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets	2.94%	**	4.52%	1.97%	1.56%	2.07%	1.66%
Portfolio Turnover Rate	34%	***	66%	70%	55%	48%	32%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

	Years Ended October 31,

	Six Months
	Ended April
	30, 2023
I Class Shares	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$16.39		$23.97	$19.67	$19.43	$18.38	$21.85

Income from Operations:
Net Investment Income*	0.28		1.00	0.53	0.29	0.41	0.42
Net Realized and Unrealized Gain (Loss)	3.47		(7.77)	4.09	0.35	1.00	(3.56)

Total from Operations	3.75		(6.77)	4.62	0.64	1.41	(3.14)

Redemption Fees*	0.00	^	0.00 ^	—	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(1.13)		(0.77)	(0.32)	(0.40)	(0.36)	(0.33)
Net Realized Gains	(0.19)		(0.04)	—	—	—	—

Total Dividends and Distributions	(1.32)		(0.81)	(0.32)	(0.40)	(0.36)	(0.33)

Net Asset Value, End of Year/Period	$18.82		$16.39	$23.97	$19.67	$19.43	$18.38

Total Return †	23.56%	***	(29.26)%	23.61%	3.20%	7.86%	(14.63)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$ 321,005		$ 258,008	$ 396,786	$ 330,942	$ 496,662	$ 497,707
Ratio of Expenses to Average Net Assets(1)	1.26%	**	1.27%	1.22%	1.24%	1.25%	1.20%
Ratio of Net Investment Income to Average Net Assets	3.10%	**	4.70%	2.21%	1.53%	2.13%	1.96%
Portfolio Turnover Rate	34%	***	66%	70%	55%	48%	32%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

	Years Ended October 31,

	Six Months
	Ended April
	30, 2023
Y Class Shares	(Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$16.35	$23.92	$19.63	$19.40	$18.34	$21.85

Income from Operations:
Net Investment Income*	0.31	0.99	0.50	0.25	0.43	0.62
Net Realized and Unrealized Gain (Loss)	3.43	(7.76)	4.11	0.38	0.98	(3.82)

Total from Operations	3.74	(6.77)	4.61	0.63	1.41	(3.20)

Redemption Fees*	—	—	—	0.00^	—	0.02

Dividends and Distributions from:
Net Investment Income	(1.12)	(0.76)	(0.32)	(0.40)	(0.35)	(0.33)
Net Realized Gains	(0.19)	(0.04)	—	—	—	—

Total Dividends and Distributions	(1.31)	(0.80)	(0.32)	(0.40)	(0.35)	(0.33)

Net Asset Value, End of Year/Period	$18.78	$16.35	$23.92	$19.63	$19.40	$18.34

Total Return †	23.55% ***	(29.31)%	23.61%	3.15%	7.89%	(14.81)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$ 3,150	$ 5,870	$ 6,982	$ 8,334	$ 20,363	$ 24,988
Ratio of Expenses to Average Net Assets(1)	1.31% **	1.32%	1.24%	1.24%	1.25%	1.27%
Ratio of Net Investment Income to Average Net Assets	3.40% **	4.71%	2.10%	1.34%	2.26%	3.12%
Portfolio Turnover Rate	34% ***	66%	70%	55%	48%	32%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 28 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Portfolio through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Portfolio. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Portfolio’s Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

called. As of April 30, 2023, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $578,313,893 or 89% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2023, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2023, the Portfolio paid $329,467 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

SS&C GIDS, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the period ended April 30, 2023, the Portfolio earned cash management credits of $12,449, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the period ended April 30, 2023, the Portfolio made purchases of $214,303,842 and sales of $274,876,532 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

7. Share Transactions:

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Investor Class Shares:

Issued	463,641	3,668,811

Reinvestment of Distributions	1,263,009	750,522

Redeemed	(4,037,704)	(8,980,192)

Net Decrease in Shares Outstanding from Investor Class Share Transactions	(2,311,054)	(4,560,859)

I Class Shares:

Issued	2,642,185	5,507,041

Reinvestment of Distributions	1,039,191	502,288

Redeemed	(2,367,791)	(6,824,908)

Net Increase (Decrease) in Shares Outstanding from I Class Share Transactions	1,313,585	(815,579)

Y Class Shares:

Issued	1,318	118,395

Reinvestment of Distributions	23,190	7,777

Redeemed	(215,742)	(59,187)

Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	(191,234)	66,985

Net Decrease in Shares Outstanding from Share Transactions	(1,188,703)	(5,309,453)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 31, 2023. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the period ended April 30, 2023, the Portfolio had average borrowings of $2,025,478 and a maximum amount borrowed of $132,240,000 over a period of 92 days at a weighted average interest rate of 7.40%. Interest accrued on the borrowings during the period was $34,876. As of April 30, 2023, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2022	$29,888,278	$1,586,041	$31,474,319
2021	15,121,887	—	15,121,887

As of October 31, 2022, the components of Accumulated Loss on a tax basis were as follows:

Undistributed Ordinary Income	$34,314,909
Undistributed Long-Term Capital Gains	6,612,682
Net Unrealized Depreciation	(104,012,696)
Other Temporary Differences	(2)
Total Accumulated Loss	$(63,085,107)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2023, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$608,635,707	$104,671,758	$(62,808,126)	$41,863,632

The difference in unrealized depreciation is attributable to Foreign Capital Gains Tax Payable.

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, pose additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Market Risk – The risk that the market value of an investment may fluctuate. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

11. Concentration of Shareholders:

As of April 30, 2023, 83% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 70% of the Portfolio’s I Class Shares were held by four record shareholders, and 80% of the Portfolio’s Y Class Shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12. Indemnifications:

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

13. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2023, there were no securities on loan for the Portfolio.

14. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period and that the expense ratio (Column 3) remained unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*

Investor Class Shares

Actual Fund Return	$1,000.00	$1,235.10	1.48%	$8.20
Hypothetical 5% Return	$1,000.00	$1,017.46	1.48%	$7.40

I Class Shares

Actual Fund Return	$1,000.00	$1,235.60	1.26%	$6.98
Hypothetical 5% Return	$1,000.00	$1,018.55	1.26%	$6.31

Y Class Shares

Actual Fund Return	$1,000.00	$1,235.50	1.31%	$7.26
Hypothetical 5% Return	$1,000.00	$1,018.30	1.31%	$6.56

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1500

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger Treasurer, Controller, and CFO

Date: July 7, 2023